Fair values of financial instruments not carried at fair value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	148,592	64,684	4,817	218,093	180,423	65,757	2,662	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,978	13,019	16,066	45,063	17,937	17,629	14,238	49,804
Derivatives	2,917	279,265	1,964	284,146	2,783	191,621	2,478	196,882
Financial investments	182,231	71,621	2,965	256,817	247,745	97,838	3,389	348,972
Liabilities
Trading liabilities	44,787	27,092	474	72,353	63,437	20,682	785	84,904
Financial liabilities designated at fair value	1,130	115,765	10,432	127,327	1,379	136,243	7,880	145,502
Derivatives	2,400	280,444	2,920	285,764	1,686	186,290	3,088	191,064
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 23.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	2,932	244	—	3,176	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	14	47	61	—	—	—	—
Derivatives	—	866	—	866	—	—	—	—
Financial investments	11,184	—	—	11,184	—	—	—	—
Liabilities
Trading liabilities	2,572	182	—	2,754	—	—	—	—
Financial liabilities designated at fair value	—	3,523	—	3,523	—	—	—	—
Derivatives	—	813	—	813	—	—	—	—

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2022
Transfers from Level 1 to Level 2	4,721	5,284	743	—	113	—	—
Transfers from Level 2 to Level 1	8,208	5,964	1,214	—	233	—	—
At 31 Dec 2021
Transfers from Level 1 to Level 2	8,477	6,553	1,277	103	181	—	212
Transfers from Level 2 to Level 1	6,007	4,132	768	—	638	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	647	19	15,652	—	16,318	92	—	—	92
Asset-backed securities	438	208	95	—	741	—	—	—	—
Structured notes	—	—	—	—	—	—	10,432	—	10,432
Other derivatives	—	—	—	1,964	1,964	—	—	2,920	2,920
Other portfolios	1,880	4,590	319	—	6,789	382	—	—	382
At 31 Dec 2022	2,965	4,817	16,066	1,964	25,812	474	10,432	2,920	13,826

Private equity including strategic investments	544	2	13,732	—	14,278	9	—	—	9
Asset-backed securities	1,008	132	1	—	1,141	—	—	—	—
Structured notes	—	—	—	—	—	—	7,879	—	7,879
Other derivatives	—	—	—	2,478	2,478	—	—	3,088	3,088
Other portfolios	1,837	2,528	505	—	4,870	776	1	—	777
At 31 Dec 2021	3,389	2,662	14,238	2,478	22,767	785	7,880	3,088	11,753

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	3,389	2,662	14,238	2,478	785	7,880	3,088
Total gains/(losses) recognised in profit or loss	(4)	(245)	159	390	(52)	(1,334)	1,014
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(245)	—	390	(52)	—	1,014
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	159	—	—	(1,334)	—
– gains less losses from financial investments at fair value through other comprehensive income	(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(325)	(137)	(217)	(219)	(11)	(345)	(226)
– financial investments: fair value gains/ (losses)	(203)	—	—	—	—	82	—
– exchange differences	(122)	(137)	(217)	(219)	(11)	(427)	(226)
Purchases	1,048	3,436	4,330	—	178	—	—
New issuances	1	—	—	—	8	4,183	—
Sales	(245)	(1,102)	(783)	—	(152)	(94)	—
Settlements	(463)	(1,273)	(1,729)	(918)	(644)	182	(993)
Transfers out	(523)	(442)	(39)	(409)	(18)	(1,296)	(632)
Transfers in	87	1,918	107	642	380	1,256	669
At 31 Dec 2022	2,965	4,817	16,066	1,964	474	10,432	2,920
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2021	—	(100)	(148)	707	2	100	2,779
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(100)	—	707	2	—	2,779
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(148)	—	—	100	—

At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	(10)	(378)	1,753	2,237	16	(836)	2,583
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(378)	—	2,237	16	—	2,583
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,753	—	—	(836)	—
– gains less losses from financial investments at fair value through other comprehensive income	(10)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(521)	(18)	(285)	(27)	(8)	(61)	(26)
– financial investments: fair value gains/ (losses)	(428)	—	—	—	—	—	—
– exchange differences	(93)	(18)	(285)	(27)	(8)	(61)	(26)
Purchases	1,025	1,988	3,692	—	1,014	1	—
New issuances	—	—	—	—	35	5,969	—
Sales	(580)	(473)	(1,216)	—	(4)	(27)	—
Settlements	(336)	(747)	(1,049)	(2,347)	(681)	(2,922)	(3,962)
Transfers out	(383)	(1,027)	(184)	(418)	(7)	(704)	(734)
Transfers in	540	818	50	363	258	1,154	1,039
At 31 Dec 2021	3,389	2,662	14,238	2,478	785	7,880	3,088
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	—	(309)	1,509	1,298	—	166	(969)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(309)	—	1,298	—	—	(969)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,509	—	—	166	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2022	2021
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	3,801	2,811
– designated and otherwise mandatorily measured at fair value through profit or loss	52,322	51,408
Liabilities at 31 Dec
– designated at fair value	32,123	32,418
– derivatives	6,922	1,220

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2022
Assets
Loans and advances to banks	104,882	—	104,074	814	104,888
Loans and advances to customers	924,854	—	8,768	904,288	913,056
Reverse repurchase agreements – non-trading	253,754	—	253,668	—	253,668
Financial investments – at amortised cost	168,746	90,629	67,419	626	158,674
Liabilities
Deposits by banks	66,722	—	66,831	—	66,831
Customer accounts	1,570,303	—	1,570,209	—	1,570,209
Repurchase agreements – non-trading	127,747	—	127,500	—	127,500
Debt securities in issue	78,149	—	76,640	381	77,021
Subordinated liabilities	22,290	—	22,723	—	22,723

At 31 Dec 2021
Assets
Loans and advances to banks	83,136	—	82,220	1,073	83,293
Loans and advances to customers	1,045,814	—	10,287	1,034,288	1,044,575
Reverse repurchase agreements – non-trading	241,648	—	241,531	121	241,652
Financial investments – at amortised cost	97,302	38,722	63,022	523	102,267
Liabilities
Deposits by banks	101,152	—	101,149	—	101,149
Customer accounts	1,710,574	—	1,710,733	—	1,710,733
Repurchase agreements – non-trading	126,670	—	126,670	—	126,670
Debt securities in issue	78,557	—	78,754	489	79,243
Subordinated liabilities	20,487	—	26,206	—	26,206

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2022
Assets
Loans and advances to banks	253	—	257	—	257
Loans and advances to customers	80,687	—	111	78,048	78,159
Reverse repurchase agreements – non-trading	4,646	—	4,646	—	4,646
Financial investments – at amortised cost	6,165	6,042	—	—	6,042
Liabilities
Deposits by banks	64	—	64	—	64
Customer accounts	85,274	—	85,303	—	85,303
Repurchase agreements – non-trading	3,266	—	3,266	—	3,266
Debt securities in issue	12,928	—	12,575	—	12,575
Subordinated liabilities	8	—	7	—	7

At 31 Dec 2021
Assets
Loans and advances to banks	3	—	3	—	3
Loans and advances to customers	3,056	—	363	2,808	3,171
Liabilities
Deposits by banks	87	—	87	—	87
Customer accounts	8,750	—	8,750	—	8,750

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2022		2021
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	26,765	26,962	25,108	25,671
Financial investments – at amortised cost	19,466	19,314	26,194	26,176
Liabilities at 31 Dec
Debt securities in issue	66,938	65,364	67,483	69,719
Subordinated liabilities	19,727	20,644	17,059	21,066
1    Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	148,592	64,684	4,817	218,093	180,423	65,757	2,662	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,978	13,019	16,066	45,063	17,937	17,629	14,238	49,804
Derivatives	2,917	279,265	1,964	284,146	2,783	191,621	2,478	196,882
Financial investments	182,231	71,621	2,965	256,817	247,745	97,838	3,389	348,972
Liabilities
Trading liabilities	44,787	27,092	474	72,353	63,437	20,682	785	84,904
Financial liabilities designated at fair value	1,130	115,765	10,432	127,327	1,379	136,243	7,880	145,502
Derivatives	2,400	280,444	2,920	285,764	1,686	186,290	3,088	191,064
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 23.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	2,932	244	—	3,176	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	14	47	61	—	—	—	—
Derivatives	—	866	—	866	—	—	—	—
Financial investments	11,184	—	—	11,184	—	—	—	—
Liabilities
Trading liabilities	2,572	182	—	2,754	—	—	—	—
Financial liabilities designated at fair value	—	3,523	—	3,523	—	—	—	—
Derivatives	—	813	—	813	—	—	—	—

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2022
Transfers from Level 1 to Level 2	4,721	5,284	743	—	113	—	—
Transfers from Level 2 to Level 1	8,208	5,964	1,214	—	233	—	—
At 31 Dec 2021
Transfers from Level 1 to Level 2	8,477	6,553	1,277	103	181	—	212
Transfers from Level 2 to Level 1	6,007	4,132	768	—	638	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	647	19	15,652	—	16,318	92	—	—	92
Asset-backed securities	438	208	95	—	741	—	—	—	—
Structured notes	—	—	—	—	—	—	10,432	—	10,432
Other derivatives	—	—	—	1,964	1,964	—	—	2,920	2,920
Other portfolios	1,880	4,590	319	—	6,789	382	—	—	382
At 31 Dec 2022	2,965	4,817	16,066	1,964	25,812	474	10,432	2,920	13,826

Private equity including strategic investments	544	2	13,732	—	14,278	9	—	—	9
Asset-backed securities	1,008	132	1	—	1,141	—	—	—	—
Structured notes	—	—	—	—	—	—	7,879	—	7,879
Other derivatives	—	—	—	2,478	2,478	—	—	3,088	3,088
Other portfolios	1,837	2,528	505	—	4,870	776	1	—	777
At 31 Dec 2021	3,389	2,662	14,238	2,478	22,767	785	7,880	3,088	11,753

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2022	3,389	2,662	14,238	2,478	785	7,880	3,088
Total gains/(losses) recognised in profit or loss	(4)	(245)	159	390	(52)	(1,334)	1,014
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(245)	—	390	(52)	—	1,014
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	159	—	—	(1,334)	—
– gains less losses from financial investments at fair value through other comprehensive income	(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(325)	(137)	(217)	(219)	(11)	(345)	(226)
– financial investments: fair value gains/ (losses)	(203)	—	—	—	—	82	—
– exchange differences	(122)	(137)	(217)	(219)	(11)	(427)	(226)
Purchases	1,048	3,436	4,330	—	178	—	—
New issuances	1	—	—	—	8	4,183	—
Sales	(245)	(1,102)	(783)	—	(152)	(94)	—
Settlements	(463)	(1,273)	(1,729)	(918)	(644)	182	(993)
Transfers out	(523)	(442)	(39)	(409)	(18)	(1,296)	(632)
Transfers in	87	1,918	107	642	380	1,256	669
At 31 Dec 2022	2,965	4,817	16,066	1,964	474	10,432	2,920
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2021	—	(100)	(148)	707	2	100	2,779
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(100)	—	707	2	—	2,779
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(148)	—	—	100	—

At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	(10)	(378)	1,753	2,237	16	(836)	2,583
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(378)	—	2,237	16	—	2,583
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,753	—	—	(836)	—
– gains less losses from financial investments at fair value through other comprehensive income	(10)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(521)	(18)	(285)	(27)	(8)	(61)	(26)
– financial investments: fair value gains/ (losses)	(428)	—	—	—	—	—	—
– exchange differences	(93)	(18)	(285)	(27)	(8)	(61)	(26)
Purchases	1,025	1,988	3,692	—	1,014	1	—
New issuances	—	—	—	—	35	5,969	—
Sales	(580)	(473)	(1,216)	—	(4)	(27)	—
Settlements	(336)	(747)	(1,049)	(2,347)	(681)	(2,922)	(3,962)
Transfers out	(383)	(1,027)	(184)	(418)	(7)	(704)	(734)
Transfers in	540	818	50	363	258	1,154	1,039
At 31 Dec 2021	3,389	2,662	14,238	2,478	785	7,880	3,088
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	—	(309)	1,509	1,298	—	166	(969)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(309)	—	1,298	—	—	(969)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,509	—	—	166	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2022	2021
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	3,801	2,811
– designated and otherwise mandatorily measured at fair value through profit or loss	52,322	51,408
Liabilities at 31 Dec
– designated at fair value	32,123	32,418
– derivatives	6,922	1,220

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2022
Assets
Loans and advances to banks	104,882	—	104,074	814	104,888
Loans and advances to customers	924,854	—	8,768	904,288	913,056
Reverse repurchase agreements – non-trading	253,754	—	253,668	—	253,668
Financial investments – at amortised cost	168,746	90,629	67,419	626	158,674
Liabilities
Deposits by banks	66,722	—	66,831	—	66,831
Customer accounts	1,570,303	—	1,570,209	—	1,570,209
Repurchase agreements – non-trading	127,747	—	127,500	—	127,500
Debt securities in issue	78,149	—	76,640	381	77,021
Subordinated liabilities	22,290	—	22,723	—	22,723

At 31 Dec 2021
Assets
Loans and advances to banks	83,136	—	82,220	1,073	83,293
Loans and advances to customers	1,045,814	—	10,287	1,034,288	1,044,575
Reverse repurchase agreements – non-trading	241,648	—	241,531	121	241,652
Financial investments – at amortised cost	97,302	38,722	63,022	523	102,267
Liabilities
Deposits by banks	101,152	—	101,149	—	101,149
Customer accounts	1,710,574	—	1,710,733	—	1,710,733
Repurchase agreements – non-trading	126,670	—	126,670	—	126,670
Debt securities in issue	78,557	—	78,754	489	79,243
Subordinated liabilities	20,487	—	26,206	—	26,206

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2022
Assets
Loans and advances to banks	253	—	257	—	257
Loans and advances to customers	80,687	—	111	78,048	78,159
Reverse repurchase agreements – non-trading	4,646	—	4,646	—	4,646
Financial investments – at amortised cost	6,165	6,042	—	—	6,042
Liabilities
Deposits by banks	64	—	64	—	64
Customer accounts	85,274	—	85,303	—	85,303
Repurchase agreements – non-trading	3,266	—	3,266	—	3,266
Debt securities in issue	12,928	—	12,575	—	12,575
Subordinated liabilities	8	—	7	—	7

At 31 Dec 2021
Assets
Loans and advances to banks	3	—	3	—	3
Loans and advances to customers	3,056	—	363	2,808	3,171
Liabilities
Deposits by banks	87	—	87	—	87
Customer accounts	8,750	—	8,750	—	8,750

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2022		2021
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	26,765	26,962	25,108	25,671
Financial investments – at amortised cost	19,466	19,314	26,194	26,176
Liabilities at 31 Dec
Debt securities in issue	66,938	65,364	67,483	69,719
Subordinated liabilities	19,727	20,644	17,059	21,066
1    Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).